9. COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2019
Cost Of Sales
Cost of sales
	12.31.2019	12.31.2018	12.31.2017
Inventories at the beginning of the year	137	113	164

Plus: Charges for the year
Purchases of inventories, energy and gas	1,305	1,224	874
Salaries and social security charges	163	181	202
Benefits to employees	9	6	7
Accrual of defined benefit plans	7	4	7
Works contracts, fees and compensation for services	103	98	84
Depreciation of property, plant and equipment	232	206	195
Intangible assets amortization	7	7	1
Right-of-use assets amortization	2	-	-
Transport of energy	4	4	3
Transportation and freights	18	14	3
Consumption of materials	48	64	29
Penalties	25	56	11
Maintenance	27	24	18
Canons and royalties	59	74	56
Environmental control	3	5	3
Rental and insurance	21	13	11
Surveillance and security	6	6	6
Taxes, rates and contributions	4	5	3
Other	5	-	10
Subtotal	2,048	1,991	1,523

Gain on monetary position	1	-	-

Less: Inventories at the end of the year	(153)	(137)	(113)
Total cost of sales	2,032	1,967	1,574